Description of Business, Basis of Presentation and Significant Accounting Policies - (Anti-dilutive Shares Issuable) (Details) - LIONS GATE ENTERTAINMENT CORP. [Member] - shares shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Anti-dilutive shares issuable [Line Items]
Antidilutive securities excluded from the calculation of diluted earnings per share due to net loss, amount					2.9	2.9	5.3
Anti-dilutive shares issuable	28.1	21.8	24.6	24.6	23.2	28.7	18.6
Share Purchase Options
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	18.2	16.8	16.6	18.0	17.1	23.0	16.0
Restricted Share Units (RSUs)
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	5.2	0.6	3.9	2.5	1.9	2.2	0.4
Other Issuable Shares
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	4.7	4.4	4.1	4.1	4.2	3.5	2.2